Income Taxes - Schedule of Reconciliation of the Provision Computed at the Federal Statutory Rate to the Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax provision at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	5.00%	6.00%
Interest expense	(3.00%)	0.00%
Loss on extinguishment of debt	(4.00%)	0.00%
Other		3.00%
Change in valuation allowance	(19.00%)	24.00%
Effective income tax rate	0.00%	0.00%